Property and Equipment, Net (Tables)	12 Months Ended
Apr. 30, 2023
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	April 30, 2023	April 30, 2022
Furniture & Fixtures	$3,025,516	$2,455,698
Equipment	1,011,333	1,011,333
Leasehold Improvement	486,644	480,530
Automobile	37,672	37,672
Total property and equipment	4,561,165	3,985,233
Accumulated depreciation	(3,889,702)	(3,432,838)
Property and equipment, net	$671,463	$552,395